FINANCE LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Schedule of finance lease liabilities

(in thousands of $)	June 30, 2022	December 31, 2021
Finance lease liability, current portion	52,397	51,204
Finance lease liability, long-term portion	446,426	472,996
	498,823	524,200